Average Annual Total Returns - Class ACS - DWS California Tax-Free Income Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Feb. 17, 1983	4.48%	2.36%	4.14%	4.27%	2.31%	4.12%	3.90%	2.52%	4.05%	May 31, 1994	6.66%	2.16%	3.65%	Jun. 15, 2001	7.71%	3.21%	4.68%	7.54%	3.53%	4.34%